Convertible Notes (Details) - USD ($)									12 Months Ended
	Oct. 18, 2024	Sep. 23, 2024	Sep. 16, 2024	Sep. 09, 2024	Aug. 06, 2024	Feb. 06, 2024	Jan. 31, 2024	Nov. 24, 2023	Oct. 31, 2024
2023 Convertible Note [Member]
Convertible Notes [Line Items]
Principal amount								$ 63,333
Convertible promissory note issue discount								10.00%
Conversion price per share (in Dollars per share)								$ 0.65
Proceeds from notes payable								$ 50,000
Investors’ fees								$ 7,000
Paying outstanding percentage								120.00%
Cash repayment						$ 70,015
Issuance amount									$ 57,000
Convertible note
January 2024 Convertible Notes [Member]
Convertible Notes [Line Items]
Principal amount							$ 1,500,000
Convertible promissory note issue discount							15.00%
Conversion price per share (in Dollars per share)							$ 1
Proceeds from notes payable							$ 1,000,000
Percentage warrant funded amount							50.00%
Warrants exercise price per share (in Dollars per share)							$ 1
Other offering expenses payable							$ 1,000,000
Issuance amount							$ 1,275,000
Issuing ordinary shares (in Shares)					300,000
Fair value					$ 140,985
Repayment of cash				$ 1,375,000
September 2024 Note [Member]
Convertible Notes [Line Items]
Principal amount			$ 3,548,000
Conversion price per share (in Dollars per share)			$ 0.1
Shares issued for convertible notes (in Shares)		35,480,000
Fair value of the conversion note		$ 10,719,806
Percentage warrant funded amount			150.00%
Warrants exercise price per share (in Dollars per share)			$ 0.166
Issuance amount			$ 2,661,000
Percentage of original issue			25.00%
Original issuance discount			$ 887,000
Discount issued			$ 0
October 2024 Notes [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share)	$ 0.1
Shares issued for convertible notes (in Shares)	17,520,000
Fair value of the conversion note	$ 16,512,550
Issuance amount	$ 1,314,000
Percentage of original issue	25.00%
Original issuance discount	$ 438,000
Discount issued	0
Aggregate principal amount	$ 1,752,000
Ordinary Shares [Member] | 2023 Convertible Note [Member]
Convertible Notes [Line Items]
Shares issued for convertible notes (in Shares)						15,000
Fair value of the conversion note						$ 8,468